SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of financial assets measured at fair value on a recurring basis

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total Fair Value
Available-for-sale investments:
Liquidity fund	4,549	—	—	4,549
Held-to-maturity investments:
U.S. treasury bills	—	90,430	—	90,430
Time deposit	—	18,493	—	18,493
Total	4,549	108,923	—	113,472

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total Fair Value
Cash equivalents:
Money Market fund	15,641	—	—	15,641
Held-to-maturity investments:
U.S. treasury bills	—	139,490	—	139,490
U.S. treasury notes	—	280,166	—	280,166
Total	15,641	419,656	—	435,297

Schedule of suppliers accounted for 10% or more of research and development expenses

Supplier	2023	2024	2025
A	$7,941	$5,010	$	*
B	6,926	5,846		10,802
C	*	*		4,987
*	Represents less than 10% of research and development expenses for the years ended December 31, 2023, 2024 and 2025.